RELATED PARTY TRANSACTION (Details) (USD $)	Mar. 31, 2014
RELATED PARTY TRANSACTION:
expenses which were paid directly by and owed to an officer of the Company,	$ 215,099
accrued liabilities and accrued interest-related parties balance	0
accrued interest.	$ 271